Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 30,024	$ 29,386	$ 48,488
Work-in-progress	3,076	9,660	9,922
Finished goods	5,317	10,907	2,406
Total	$ 38,417	$ 49,953	$ 60,816